Note 5 - Revenues - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts, Balance	$ 275	$ 255
Provision for losses on accounts receivable	40	33
Recoveries	(50)	(13)
Allowance for doubtful accounts, Balance	$ 265	$ 275